S-K 1603, SPAC Sponsor; Conflicts of Interest	Sep. 18, 2025
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]	“Sponsor” are to Churchill Sponsor IX, LLC, a Delaware limited liability company and an affiliate of MKA in which certain of CCIX’s directors and officers hold membership interests.
SPAC Sponsor, Agreement Arrangement or Understanding on Determining Whether to Proceed with de-SPAC Transaction [Text Block]

Sponsor Agreement

Concurrently with the execution of the Merger Agreement, CCIX entered into the Sponsor Agreement with the Sponsor and the Insiders, which amended and restated that certain letter agreement, dated May 1, 2024, from each of the persons undersigned thereto (the “Insiders”). The following summary of material provisions of the Sponsor Agreement is qualified by reference to the complete text of the Sponsor Agreement, a copy of which is attached as an exhibit to the registration statement of which this proxy statement/prospectus is a part. All shareholders are encouraged to read the Sponsor Agreement in its entirety for a more complete description of the terms and conditions of the Sponsor Agreement.

Pursuant to the terms of the Sponsor Agreement, the Sponsor and each of the Insiders (each, a “Sponsor Signatory”) agreed (1) to vote any of such Sponsor Signatory’s shares of CCIX shares in favor of the Transactions and other SPAC Stockholder Matters, (2) not to redeem any of such Sponsor Signatory’s shares of CCIX shares, in connection with the CCIX shareholder redemption, (3) to vote in favor of the appointment or election of the individuals nominated for election of the individuals nominated for election to the Post-Closing Company Board in this proxy statement/prospectus, (4) to either (a) pay any amounts in excess of the SPAC Transaction Expenses Amount (such amount, the “Excess Amount”) to CCIX or an account designed by CCIX in cash, by wire transfer of immediately available funds to the account designated by SPAC or (b) forfeit such number of CCIX Founder Shares equal to (i)(x) the Excess Amount minus (y) any cash amounts paid pursuant to the foregoing clause (a) divided by (ii) $10.00, and (5) to be bound to certain other obligations as described therein.

The Sponsor Agreement does not provide for vesting and forfeiture of any CCIX Founder Shares based on the amount of the Available Closing SPAC Cash or the achievement of certain stock price performance after the Closing.

Registration Rights Agreement

Effective upon the Closing, that certain Registration Rights Agreement of CCIX, dated May 1, 2024 (the “existing registration rights agreement”), will be amended and restated, and CCIX, the Sponsor and certain persons and entities receiving CCIX Class A Ordinary Shares in connection with the business combination (the “New Holders” and, together with the Sponsor, the “Reg Rights Holders”) will enter into the Registration Rights Agreement. The following summary of material provisions of the Registration Rights Agreement is qualified by reference to the complete text of the form of Registration Rights Agreement, a copy of which is filed as Exhibit E to the Merger Agreement attached as Annex A to this proxy statement/prospectus. All shareholders are encouraged to read the Registration Rights Agreement in its entirety for a more complete description of the terms and conditions of the Registration Rights Agreement.

Pursuant to the Registration Rights Agreement, the Post-Closing Company will agree to use its commercially reasonable efforts to (1) file with the SEC (at the Post-Closing Company’s sole cost and expense) a registration statement registering the resale of certain securities held by or issuable to the Reg Rights Holders within 30 business days after the Closing (the “Resale Registration Statement”) and (2) cause the Resale Registration Statement to become effective as soon as reasonably practicable after the filing thereof, but in no event later than the 105th calendar day (or 165th calendar day if the SEC notifies CCIX that it will “review” the Resale Registration Statement) after the Closing Date. In certain circumstances, the Reg Rights Holders may demand in the aggregate up to three underwritten offerings and will be entitled to customary piggyback registration rights.

Pursuant to the Registration Rights Agreement, the New Holders have agreed not to transfer their respective shares for a period of 360 days following the Closing Date; however, such transfer restrictions terminate as to (1) 50% of such holder’s shares upon the earlier of 180 days after the Closing and the date on which the VWAP of the Post-Closing Class A Common Stock equals or exceeds $12.00 per share during any 15 trading days within any 180 consecutive trading day period following the Closing, and (2) 50% of such holder’s shares upon the earlier of 360 days after the Closing and the date on which the VWAP of the Post-Closing Class A Common Stock equals or exceeds $14.00 per share during any 15 trading days within any 360 consecutive trading day period following the Closing, subject to certain exceptions to the termination of transfer restrictions with respect to Earnout Shares and at least 90% of the shares held directly or indirectly by Messrs. Liu and Zheng.

Similar transfer restrictions will apply to the shares of Post-Closing Company common stock issued to former securityholders of PlusAI in connection with the Merger pursuant to the Proposed Bylaws in effect following the Domestication and the Closing.

SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]

Pursuant to the terms of the Sponsor Agreement, the Sponsor and each of the Insiders (each, a “Sponsor Signatory”) agreed (1) to vote any of such Sponsor Signatory’s shares of CCIX shares in favor of the Transactions and other SPAC Stockholder Matters, (2) not to redeem any of such Sponsor Signatory’s shares of CCIX shares, in connection with the CCIX shareholder redemption, (3) to vote in favor of the appointment or election of the individuals nominated for election of the individuals nominated for election to the Post-Closing Company Board in this proxy statement/prospectus, (4) to either (a) pay any amounts in excess of the SPAC Transaction Expenses Amount (such amount, the “Excess Amount”) to CCIX or an account designed by CCIX in cash, by wire transfer of immediately available funds to the account designated by SPAC or (b) forfeit such number of CCIX Founder Shares equal to (i)(x) the Excess Amount minus (y) any cash amounts paid pursuant to the foregoing clause (a) divided by (ii) $10.00, and (5) to be bound to certain other obligations as described therein.

SPAC Sponsor, Conflicts of Interest [Table Text Block]

There may be actual or potential material conflicts of interest between or among (1) the Sponsor, CCIX’s officers and directors, PlusAI’s officers and directors and (2) unaffiliated security holders of CCIX. Such conflicts of interest may include a material conflict of interest arising in determining whether to proceed with the Business Combination, the compensation of CCIX’s directors and officers and the compensation of the Sponsor, Michael Klein, and M. Klein Associates, Inc. in connection with the business combination. See the section entitled “Proposal No. 1 —The Business Combination Proposal — Interests of Certain CCIX Persons in the Business Combination” and “Other Information Related to CCIX — Conflicts of Interest.” PlusAI’s directors and executive officers have interests in the Business

Combination that are different from, or in addition to, those of the CCIX shareholders generally. See the section entitled “Proposal No. 1 —The Business Combination Proposal — Interests of the PLUSAI Persons in the Business Combination”.